Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 68,627	$ 4,174
Accounts receivable, net of allowance for doubtful accounts of $59 and $137 at September 30, 2012 and June 30, 2013, respectively	2,713	1,621
Prepaid expenses and other current assets	1,348	701
Total current assets	72,688	6,496
Property and equipment, net	18,701	17,775
Restricted cash	1,230	1,000
Goodwill	23,937	17,949
Intangible assets, net	10,221	7,722
Other assets	258	157
Total assets	127,035	51,099
Current liabilities
Accounts payable	2,114	1,055
Accrued expenses	7,059	6,852
Deferred revenue, short-term	17,061	12,793
Notes and leases payable, short-term	612	87
Loan payable to related party, short-term	500	500
Total current liabilities	27,346	21,287
Deferred revenue, long-term	1,704	1,373
Convertible debentures	0	15,888
Notes and leases payable, long-term	695	0
Loan payable to related party, long-term	9,969	10,219
Other long-term liabilities	405	599
Total liabilities	40,119	49,366
Contingencies (Note 6)
Redeemable non-controlling interest	366	0
Stockholders' equity (deficit)
Common stock, $.001 par value; 90,000 shares authorized; 8,992 and 23,260 shares issued and 8,570 and 22,799 shares outstanding at September 30, 2012 and June 30, 2013	23	9
Additional paid in capital	262,294	95,389
Treasury stock, at cost; 462 and 422 shares at June 30, 2013 and September 30, 2012	(5,831)	(5,231)
Accumulated other comprehensive loss	(26)	0
Accumulated deficit	(169,910)	(141,252)
Total Textura Corporation stockholders' equity (deficit)	86,550	(51,084)
Non-controlling interest	0	9,682
Total equity (deficit)	86,550	(41,402)
Total liabilities, redeemable securities and equity (deficit)	127,035	51,099
Redeemable Preferred Stock, Series A-1 [Member]
Current liabilities
Redeemable Series A-1 preferred stock, $.001 par value; 1,441 shares authorized and 1,015 shares issued and outstanding at September 30, 2012; no shares authorized, issued or outstanding at June 30 2013	0	43,135
Series A-2 Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock, value	0	1
Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock, value	$ 0	$ 0